Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information Condensed Consolidating Balance Sheet Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 156,785	$ 264,423	$ 384,570	$ 118,872
Restricted cash	1,190	10,213
Accounts receivable, net	429,240	429,102
Other current assets	87,160	67,216
Total current assets	674,375	770,954
Property and equipment, net	68,192	74,448
Goodwill	1,260,035	1,309,358	1,269,447
Other intangible assets, net	104,181	118,889
Other assets	168,669	137,435
Total assets	2,275,452	2,411,084
Liabilities
Other current liabilities	304,197	497,837
Total current liabilities	304,197	497,837
Long-term debt, net	717,024	643,579
Other liabilities	185,999	163,466
Total liabilities	1,207,220	1,304,882
Stockholders' equity	1,068,232	1,106,202	1,167,606	1,102,698
Total liabilities and stockholders' equity	2,275,452	2,411,084
FTI Consulting, Inc.
Assets
Cash and cash equivalents	66,663	161,180	292,738	60,720
Restricted cash		8,632
Accounts receivable, net	140,254	148,698
Intercompany receivables	7,053
Other current assets	46,978	22,599
Total current assets	260,948	341,109
Property and equipment, net	37,411	44,233
Goodwill	558,473	547,667
Other intangible assets, net	36,826	38,913
Investments in subsidiaries	1,631,243	1,538,883
Other assets	85,109	70,551
Total assets	2,610,010	2,581,356
Liabilities
Intercompany payables	549,339	433,284
Other current liabilities	118,865	316,559
Total current liabilities	668,204	749,843
Long-term debt, net	700,024	620,579
Other liabilities	173,550	104,732
Total liabilities	1,541,778	1,475,154
Stockholders' equity	1,068,232	1,106,202
Total liabilities and stockholders' equity	2,610,010	2,581,356
Guarantor Subsidiaries
Assets
Cash and cash equivalents	610	197	1,430	665
Accounts receivable, net	149,253	165,871
Intercompany receivables	674,136	557,846
Other current assets	20,469	15,694
Total current assets	844,468	739,608
Property and equipment, net	16,477	14,240
Goodwill	418,789	439,068
Other intangible assets, net	23,975	34,692
Investments in subsidiaries	502,954	532,091
Other assets	66,170	48,529
Total assets	1,872,833	1,808,228
Liabilities
Intercompany payables	112,137	93,947
Other current liabilities	79,533	109,651
Total current liabilities	191,670	203,598
Long-term debt, net	17,000	23,000
Other liabilities	10,479	43,297
Total liabilities	219,149	269,895
Stockholders' equity	1,653,684	1,538,333
Total liabilities and stockholders' equity	1,872,833	1,808,228
Non-Guarantor Subsidiaries
Assets
Cash and cash equivalents	89,512	103,046	90,402	57,487
Restricted cash	1,190	1,581
Accounts receivable, net	139,733	114,533
Intercompany receivables	23,185	59,857
Other current assets	19,713	28,923
Total current assets	273,333	307,940
Property and equipment, net	14,304	15,975
Goodwill	282,773	322,623
Other intangible assets, net	74,967	45,284
Other assets	28,318	18,355
Total assets	673,695	710,177
Liabilities
Intercompany payables	42,898	90,472
Other current liabilities	105,799	71,627
Total current liabilities	148,697	162,099
Other liabilities	12,898	15,437
Total liabilities	161,595	177,536
Stockholders' equity	512,100	532,641
Total liabilities and stockholders' equity	673,695	710,177
Eliminations
Assets
Intercompany receivables	(704,374)	(617,703)
Total current assets	(704,374)	(617,703)
Other intangible assets, net	(31,587)
Investments in subsidiaries	(2,134,197)	(2,070,974)
Other assets	(10,928)
Total assets	(2,881,086)	(2,688,677)
Liabilities
Intercompany payables	(704,374)	(617,703)
Total current liabilities	(704,374)	(617,703)
Other liabilities	(10,928)
Total liabilities	(715,302)	(617,703)
Stockholders' equity	(2,165,784)	(2,070,974)
Total liabilities and stockholders' equity	$ (2,881,086)	$ (2,688,677)